Note 1 - Description of Business	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of additional information about understanding financial position and liquidity of entity [text block]
1.	DESCRIPTION OF BUSINESS

POET Technologies Inc. is incorporated in the Province of Ontario. POET Technologies Inc. and its subsidiaries (the "Company") are developers and manufacturers of optical source products and photonic integrated devices for the sensing, datacom and telecom markets. The Company's head office is located at
120
Eglinton Avenue East, Suite
1107,
Toronto, Ontario, Canada
M4P
1E2.
These consolidated financial statements of the Company were approved by the Board of Directors of the Company on
April 28, 2020.